SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Debt Issuance Costs (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Policies
Debt Issuance Costs

Debt Issuance Costs

The Company follows authoritative guidance for accounting for financing costs (as amended) as it relates to convertible debt issuance costs. These costs are deferred and amortized over the term of the debt period or until redemption of the convertible debentures. Debt Issuance Costs are reported on the balance sheet as a direct deduction from the face amount of the related notes. Amortization of debt issuance costs amounted to $-0- and $1,187,817 and are included in Interest Expense – Related Parties on the condensed consolidated Statements of Operations for the nine months ended September 30, 2020 and 2019, respectively. As of September 30, 2020, and December 31, 2019 there were no unamortized Debt Issuance costs included in the condensed consolidated Balance Sheets as presented in these financial statements.

Debt Issuance Costs

The Company follows authoritative guidance for accounting for financing costs (as amended) as it relates to convertible debt issuance cost. These costs are deferred and amortized over the term of the debt period or until redemption of the convertible debentures. Debt Issuance Costs are reported on the balance sheet as a direct deduction from the face amount of the related notes. Amortization of debt issuance costs amounted to $1,187,817 and $5,093,001 and are included in Interest Expense and Interest Expense – Related Parties on the Consolidated Statements of Operations for the years ended December 31, 2019 and 2018, respectively. Unamortized Debt Issuance Costs in the amounts of $-0- and $1,187,817 are netted against Convertible Notes Payable on the Consolidated Balance Sheets presented in these financial statements as of December 31, 2019 and 2018, respectively.